Vessels and Equipment - Drydocking Activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Movement in Capitalized Drydocking Costs [Roll Forward]
Balance at the beginning of the year	$ 17,106	$ 18,523
Costs incurred for drydocking	3,428	2,724
Costs allocated to drydocking as part of acquisition of asset		3,040
Drydock amortization	(3,948)	(7,181)
Balance at the end of the year	$ 16,586	$ 17,106